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                      The Payden & Rygel Investment Group
                             333 South Grand Avenue
                          Los Angeles, California 90071
                            Telephone (213) 625-1900

                                 August 12, 2008


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

                  Re:      The Payden & Rygel Investment Group
                           Rule 497(j) Certification
                           File Nos. 811-6625, 33-46973
                           CIK No. 0000885709

Ladies and Gentlemen:

        Pursuant to Rule 497(j) under the Securities Act of 1933 (the "1933 Act"), I, on behalf of The Payden & Rygel Investment Group (the "Group"), hereby certify as follows:

        1. This certification is made in lieu of making a filing under Rule 497(b) or (c) of the 1933 Act;

        2. The form of the prospectuses and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this Rule 497 do not differ from that contained in the most recent Post-Effective Amendment, No. 58, to the Group's Registration Statement, No. 33-46973, effective July 24, 2008;

        3. Said Prospectuses and Statement of Additional Information relate to a new series of the Group, the Payden/Kravitz Cash Balance Plan Fund;

        4. The commencement of the distribution of the Prospectuses and the public offering of the Fund began no earlier than August 8, 2008; and

        5. The text of the Post-Effective Amendment, No. 58, to the Group's Registration Statement, No. 33-46973, was filed electronically.

        If you have any questions concerning the foregoing, please telephone me at the number set forth above.

                                        Very truly yours,

                                        The Payden & Rygel Investment Group

                                        s/Edward S. Garlock

                                        Edward S. Garlock
                                        Secretary